Vanguard High-Yield Corporate Fund Investment Strategy - Retail Prospectus [Member] - Vanguard High-Yield Corporate Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Ratings have an equivalent rating by any other independent bond rating agency; or, if unrated, are determined to be of comparable quality by the Fund’s advisors. The Fund may not invest more than 20% of its assets in any of the following, in the aggregate: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody’s Ratings; have an equivalent rating by any other independent bond rating agency; or, if unrated, are determined to be of comparable quality by the Fund’s advisors. The Fund’s high-yield bonds and loans mostly have short- and intermediate-term maturities.